SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative assets	$ 1,901	$ 0
Liabilities
Derivative Liabilities	(329)	(3,791)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market mutual funds [Member]
Assets
Cash equivalents	175	1,011
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets	1,901	0
Liabilities
Derivative Liabilities	(329)	(3,791)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets
Short-term marketable securities	10,751	7,607
Long-term marketable securities	8,647	10,434
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Governmental bonds [Member]
Assets
Short-term marketable securities	477	505
Long-term marketable securities	0	492
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Contingent Consideration	0	1,492
Redeemable Non-Controlling Interest	$ 7,869	$ 7,701